Right of Use Assets and Lease Liabilities - Summary of Operating Leases (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Leases [Abstract]
Total right of use assets, net	$ 24,640	$ 18,312
Lease liabilities
Current lease liabilities	4,020	2,941
Non-current lease liabilities	25,556	17,660
Total lease liabilities	$ 29,576	$ 20,601